SCHEDULE OF PREPAYMENT AND OTHER CURRENT ASSETS (Details) (Parenthetical) - USD ($)	Feb. 01, 2024	Nov. 01, 2023
Prepaid Expenses And Other Current Assets Net
Debt Instrument, Face Amount	$ 300,000	$ 575,000
Debt Instrument, Interest Rate, Stated Percentage	6.50%	6.50%